accounting policy developments - Impacts of application of IFRS 15, Consolidated statements of income and other comprehensive income (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Service	CAD 12,478	CAD 12,000
Equipment	724	725
Revenues arising from contracts with customers	13,202	12,725
Other operating income	102	74
Total	13,304	12,799
OPERATING EXPENSES
Goods and services purchased	5,935	5,631
Employee benefits expense	2,595	2,939
Depreciation	1,617	1,564
Amortization of intangible assets	552	483
Total	10,699	10,617
OPERATING INCOME	2,605	2,182
Financing costs	573	520
INCOME BEFORE INCOME TAXES	2,032	1,662
Income taxes	553	426
NET INCOME	1,479	1,236
Other comprehensive income	(159)	(15)
COMPREHENSIVE INCOME	1,320	1,221
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,460	1,223
Non-controlling interests	19	13
NET INCOME	1,479	1,236
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,297	1,206
Non-controlling interests	23	15
COMPREHENSIVE INCOME	CAD 1,320	CAD 1,221
NET INCOME PER COMMON SHARE
Basic	CAD 2.46	CAD 2.06
Diluted	CAD 2.46	CAD 2.06
IFRS 15 effects
OPERATING REVENUES
Service	CAD (1,200)
Equipment	1,300
Revenues arising from contracts with customers	100
Total	100
OPERATING EXPENSES
OPERATING INCOME	100
INCOME BEFORE INCOME TAXES	100
NET INCOME	100
COMPREHENSIVE INCOME	100
NET INCOME ATTRIBUTABLE TO:
Common Shares	100
NET INCOME	100
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	100
COMPREHENSIVE INCOME	CAD 100
NET INCOME PER COMMON SHARE
Basic	CAD 0.15
Diluted	CAD 0.15
Allocation of transaction price (affecting timing of revenue recognition)
OPERATING REVENUES
Service	CAD (1,200)
Equipment	1,300
NET INCOME ATTRIBUTABLE TO:
Common Shares	CAD 100
NET INCOME PER COMMON SHARE
Basic	CAD 0.11
Diluted	0.11
Costs incurred to obtain or fulfill a contract with a customer
NET INCOME PER COMMON SHARE
Basic	0.04
Diluted	CAD 0.04
Pro forma
OPERATING REVENUES
Service	CAD 11,300
Equipment	2,000
Revenues arising from contracts with customers	13,300
Other operating income	100
Total	13,400
OPERATING EXPENSES
Goods and services purchased	5,900
Employee benefits expense	2,600
Depreciation	1,600
Amortization of intangible assets	600
Total	10,700
OPERATING INCOME	2,700
Financing costs	600
INCOME BEFORE INCOME TAXES	2,100
Income taxes	500
NET INCOME	1,600
Other comprehensive income	(200)
COMPREHENSIVE INCOME	1,400
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,600
NET INCOME	1,600
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,400
COMPREHENSIVE INCOME	CAD 1,400
NET INCOME PER COMMON SHARE
Basic	CAD 2.61
Diluted	CAD 2.61
Maximum | IFRS 15 effects
OPERATING EXPENSES
Goods and services purchased	CAD 100
Employee benefits expense	100
Total	100
Income taxes	100
Maximum | Allocation of transaction price (affecting timing of revenue recognition)
OPERATING EXPENSES
Goods and services purchased	100
Income taxes	100
Maximum | Costs incurred to obtain or fulfill a contract with a customer
OPERATING EXPENSES
Goods and services purchased	100
Employee benefits expense	100
Income taxes	100
NET INCOME ATTRIBUTABLE TO:
Common Shares	100
Maximum | Pro forma
NET INCOME ATTRIBUTABLE TO:
Non-controlling interests	100
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Non-controlling interests	CAD 100